Share based compensation (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of stock options
Outstanding, beginning	1,169,500	1,297,000	1,648,667
Granted	46,000	100,000	1,150,000
Exercised			(6,667)
Expired	(794,500)	(47,500)	(65,000)
Forfeited	0	(180,000)	(1,430,000)
Outstanding, ending	421,000	1,169,500	1,297,000
Exercisable	421,000	1,119,500	1,197,000
Weighted average exercise price
Outstanding, beginning	$ 1.48	$ 1.58	$ 1.60
Granted	.54	0.52	1.06
Exercised			.76
Expired	(1.77)	(1.51)	(1.17)
Forfeited	(.00)	(1.70)	(1.21)
Outstanding, ending	.83	1.48	1.58
Exercisable	$ .83	$ 1.52	$ 1.67